Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income - Foreign Currency Adjustments	Total
Balance, Value at Mar. 31, 2013	$ 17	$ 21,765	$ (1,462)	$ (12,588)	$ 2,854	$ 10,586
Balance, Shares at Mar. 31, 2013	5,577,639		330,736
Net income/loss				(221)		(221)
Share-based compensation
Shares repurchased
Foreign exchange translation adjustment					257	257
Balance, Value at Mar. 31, 2014	$ 17	21,765	$ (1,462)	(12,809)	3,111	10,622
Balance, Shares at Mar. 31, 2014	5,577,639		330,736
Net income/loss				1,110		1,110
Share-based compensation
Shares repurchased
Foreign exchange translation adjustment					123	123
Balance, Value at Mar. 31, 2015	$ 17	21,765	$ (1,462)	(11,699)	3,234	$ 11,855
Balance, Shares at Mar. 31, 2015	5,577,639		330,736			5,246,903
Net income/loss				2,871		$ 2,871
Share-based compensation		801				801
Shares repurchased			$ (99)			(99)
Shares repurchased, shares			73,472
Foreign exchange translation adjustment					(850)	(850)
Balance, Value at Mar. 31, 2016	$ 17	$ 22,566	$ (1,561)	$ (8,828)	$ 2,384	$ 14,578
Balance, Shares at Mar. 31, 2016	5,577,639		404,208			5,173,431